                        SUPPLEMENT DATED APRIL 30, 2003
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text revises and supersedes, as applicable, the information contained in the Prospectuses of the Funds listed below:

  The initial sales charge waiver on Class L and O shares available to shareholders who held Class C shares of a Smith Barney fund on June 12, 1998 has been extended to June 22, 2004.

             SMITH BARNEY AGGRESSIVE GROWTH      December 30, 2002,
               FUND INC.                         As Revised
                                                 January 27, 2003
             SMITH BARNEY ALLOCATION SERIES INC. May 31, 2002
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO
             SMITH BARNEY ARIZONA MUNICIPALS
               FUND INC.                         September 27, 2002
             SMITH BARNEY CALIFORNIA MUNICIPALS
               FUND INC.                         June 28, 2002
             SMITH BARNEY EQUITY FUNDS           May 31, 2002
                SMITH BARNEY SOCIAL AWARENESS
                  FUND
             SMITH BARNEY FUNDAMENTAL VALUE
               FUND INC.                         January 28, 2003
             SMITH BARNEY INCOME FUNDS
                SMITH BARNEY BALANCED FUND       November 28, 2002
                SMITH BARNEY CONVERTIBLE FUND    November 28, 2002
                SMITH BARNEY DIVERSIFIED
                  STRATEGIC INCOME FUND          November 28, 2002
                SMITH BARNEY HIGH INCOME FUND    November 28, 2002

               SMITH BARNEY MUNICIPAL HIGH
                 INCOME FUND                      November 28, 2002
               SMITH BARNEY TOTAL RETURN BOND
                 FUND                             November 28, 2002
            SMITH BARNEY INVESTMENT FUNDS INC.
               SMITH BARNEY GROUP SPECTRUM FUND   January 28,2003
               SMITH BARNEY HANSBERGER GLOBAL
                 VALUE FUND                       August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 ALL CAP GROWTH FUND              August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 GLOBAL GROWTH FUND               August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 LARGE CAP FUND                   August 28, 2002
               SMITH BARNEY SMALL CAP VALUE
                 FUND                             January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 FUND                             January 28, 2003
            SMITH BARNEY INVESTMENT SERIES        February 28, 2003
               SMITH BARNEY GROWTH AND INCOME
                 FUND
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND
            SMITH BARNEY INVESTMENT TRUST         March 28, 2003
               SMITH BARNEY INTERMEDIATE
                 MATURITY CALIFORNIA MUNICIPALS
                 FUND
               SMITH BARNEY INTERMEDIATE
                 MATURITY NEW YORK MUNICIPALS
                 FUND
               SMITH BARNEY LARGE CAPITALIZATION
                 GROWTH FUND
               SMITH BARNEY MID CAP CORE FUND
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003
            SMITH BARNEY MANAGED GOVERNMENTS
              FUND INC.                           November 28, 2002
            SMITH BARNEY MANAGED MUNICIPALS
              FUND INC.                           June 28, 2002

            SMITH BARNEY MASSACHUSETTS
              MUNICIPALS FUND                    March 28, 2003
            SMITH BARNEY MUNI FUNDS
               FLORIDA PORTFOLIO                 July 29, 2002
               GEORGIA PORTFOLIO                 July 29, 2002
               LIMITED TERM PORTFOLIO            July 29, 2002
                                                 (as amended
                                                 January 13, 2002)
               NATIONAL PORTFOLIO                July 29, 2002
               NEW YORK PORTFOLIO                July 29, 2002
               PENNSYLVANIA PORTFOLIO            July 29, 2002
            SMITH BARNEY NEW JERSEY MUNICIPALS
              FUND, INC.                         July 29, 2002
            SMITH BARNEY OREGON MUNICIPALS FUND  August 28, 2002
            SMITH BARNEY SECTOR SERIES FUND INC. February 28, 2003
               SMITH BARNEY FINANCIAL SERVICES
                 FUND
               SMITH BARNEY HEALTH SCIENCES
                 FUND
               SMITH BARNEY TECHNOLOGY FUND
               SMITH BARNEY BIOTECHNOLGY FUND
            SMITH BARNEY TRUST II
               SMITH BARNEY CAPITAL
                 PRESERVATION FUND               February 28, 2003
               SMITH BARNEY CAPITAL
                 PRESERVATION FUND II            February 28, 2003
               SMITH BARNEY DIVERSIFIED LARGE
                 CAP GROWTH FUND                 February 28, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 OPPORTUNITIES FUND              February 28, 2003
               SMITH BARNEY SHORT DURATION
                 MUNICIPAL INCOME FUND           March 3, 2003
            SMITH BARNEY WORLD FUNDS, INC.       February 28, 2003
               GLOBAL GOVERNMENT BOND
                 PORTFOLIO
               INTERNATIONAL ALL CAP GROWTH
                 PORTFOLIO

FD02754

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